Marketable debt securities - Unsecured bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Unsecured bonds
Financial liabilities
Financial liabilities	19,645	14,700
Accrued interest	72	98
Total financial liabilities	19,717	14,798
Unsecured bonds March 9, 2021
Financial liabilities
Financial liabilities	$ 1,700	$ 1,700
Rate (as a percent)	8.91%
Unsecured bonds March 9, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)		0.15%
Unsecured bonds June 14, 2021
Financial liabilities
Financial liabilities	$ 4,000	$ 4,000
Unsecured bonds June 14, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.38%	0.38%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Rate (as a percent)	7.19%	7.19%
Unsecured bonds February 10, 2020
Financial liabilities
Financial liabilities	$ 6,484
Unsecured bonds February 10, 2020 | Libor
Financial liabilities
Spread on rate (as a percent)	0.20%
Unsecured bonds May 6, 2022
Financial liabilities
Financial liabilities	$ 4,461
Unsecured bonds May 6, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.15%
Unsecured bonds March 16, 2018
Financial liabilities
Financial liabilities		$ 3,000
Rate (as a percent)		8.91%
Unsecured bonds December 6, 2018
Financial liabilities
Financial liabilities		$ 3,000
Unsecured bonds December 6, 2018 | TIIE
Financial liabilities
Spread on rate (as a percent)		0.18%